CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Operating expenses
Selling, general and administrative	$ 419,182	$ 308,866	$ 1,096,698	$ 1,242,074	$ 2,477,205
Total operating expenses	419,182	308,866	1,096,698	1,242,074	2,477,205
Operating loss	(419,182)	(308,866)	(1,096,698)	(1,242,074)	(2,477,205)
Other expense:
Interest expense	(635,869)	(506,457)	(2,197,790)	(1,778,500)	(1,549,572)
Loss on disposal of fixed assets			0	0	(9,310)
Total other expenses	(635,869)	(506,457)	(2,197,790)	(1,778,500)	(1,558,882)
Net loss	(1,055,051)	(815,324)	(3,294,489)	(3,020,574)	(4,036,087)
Foreign currency translation adjustment	(125,250)	26,087	(11,521)	108,718	290,059
Comprehensive loss	$ (1,180,301)	$ (789,237)	$ (3,306,010)	$ (2,911,856)	$ (3,746,028)
Basic and diluted loss per common share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)
Basic and diluted weighted average common shares outstanding	471,150,864	471,150,864	471,150,864	470,672,722	466,150,864